UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments
May 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (1.1%)
Avalanche Biotechnologies, Inc. (a)	15,000	$559,200
TOTAL COMMON STOCKS (Cost $526,780)		559,200

OPTIONS PURCHASED (1.2%) (a)
	Contracts
Call Options Purchased (0.2%)
CBOE VIX Volatility, Expires June 2015 at $15.00	1,000	92,500
CBOE VIX Volatility, Expires June 2015 at $17.00	650	37,375
Total Call Options Purchased (Cost $132,000)		129,875

Put Options Purchased (0.1%)
iShares China Large-Cap ETF, Expires June 2015 at $280.00	250	16,125
iShares Nasdaq Biotechnology ETF, Expires June 2015 at $330.00	200	30,500
Total Put Options Purchased (Cost $104,750)		46,625
	Notional
Currency Options (0.9%)
USD Call / EUR Put, Expires November 2015 at $1.1478	10,000,000	236,310
USD Call / INR Put, Expires October 2015 at $63.00	7,500,000	36,473
USD Put / THB Call, Expires October 2015 at $32.00	7,500,000	168,630
Total Currency Options (Cost $248,375)		441,413

TOTAL OPTIONS PURCHASED (Cost $485,125)		617,913
	Shares
SHORT-TERM INVESTMENT (49.4%)
Fidelity Institutional Money Market Portfolio
0.010% (b) (c)	25,534,662	25,534,662
TOTAL SHORT-TERM INVESTMENT (Cost $25,534,662)		25,534,662

TOTAL INVESTMENTS (51.7%) (Cost $26,546,567)		$26,711,775

OTHER ASSETS IN EXCESS OF LIABILITIES (48.3%)		24,988,737
TOTAL NET ASSETS (100.0%)		$51,700,512

(a) Non-income producing security.
(b) Rate quoted is seven-day yield at period end.
(c) A portion of this security is held by the Subsidiary. See Notes.

The cost basis of investments for federal income tax purposes at May 31, 2015, was as follows:
Cost of investments		$26,546,567
Gross unrealized appreciation		240,735
Gross unrealized depreciation		(75,527)
Net unrealized appreciation		$165,208

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Securities Sold Short
May 31, 2015 (Unaudited)

	Shares	Value

SECURITIES SOLD SHORT (-15.2%)

EXCHANGE TRADED FUNDS (-15.2%)
iShares iBoxx High Yield Corporate Bond ETF	(40,000)	(3,636,400)
SPDR S&P 500 ETF	(20,000)	(4,222,600)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $7,886,048)		(7,859,000)

TOTAL SECURITIES SOLD SHORT (Proceeds $7,886,048)		(7,859,000)

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Written Options
May 31, 2015 (Unaudited)

	Contracts	Value
WRITTEN OPTIONS (-0.8%)

Call Options Written (-0.3%)
CBOE VIX Volatility, Expires June 2015 at $23.00	(1,000)	$(20,000)
CBOE VIX Volatility, Expires June 2015 at $27.00	(650)	(8,125)
iShares China Large-Cap ETF, Expires June 2015 at $52.50	(250)	(8,625)
iShares Nasdaq Biotechnology ETF, Expires June 2015 at $370.00	(200)	(124,000)
Total Call Options Written		(160,750)

Put Options Written (-0.2%)
CBOE VIX Volatility, Expires June 2015 at $14.50	(1,000)	(87,500)
iShares Nasdaq Biotechnology ETF, Expires June 2015 at $280.00	(220)	(2,200)
Total Put Options Written		(89,700)
	Notional
Currency Options Written (-0.3%)
USD Put / THB Call, Expires October 2015 at $68.00	(15,000,000)	(131,430)
USD Call / INR Put, Expires October 2015 at $32.00	(10,000,000)	(4,640)
		(136,070)
TOTAL WRITTEN OPTIONS
(Premiums received $459,700)		$(386,520)

Cash held as collateral at was $4,072,094 at Citigroup at May 31, 2015.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Swap Contracts
May 31, 2015 (Unaudited)

TOTAL RETURN SWAP CONTRACTS
		Rate	Termination	Notional	Unrealized
Counterparty	Reference Entity (a)	Paid by the Fund	Date	Amount	Gain/(Loss)

Merrill Lynch	Infinity Q Custom Index Basket #3	0.35%	06/05/15	$5,251,241	$608,052
Merrill Lynch	Merill Lynch Short Synthetic Variance Index - GL	1.10%	11/20/15	4,958,320	46,056
Merrill Lynch	Merill Lynch Short Synthetic Variance Index - SP	1.20%	11/20/15	1,670,403	4,231
Merrill Lynch	Merill Lynch Short Synthetic Variance Index - WM	1.40%	11/20/15	2,593,598	13,091
Merrill Lynch	Merrill Lynch Vortex Alpha Index	0.25%	03/31/16	6,062,772	(1,145)
Merrill Lynch	MLBX3MSE (b)	0.87%	01/04/16	3,693,743	(10,852)
Merrill Lynch	MLBX4SX6 (b)	2.20%	01/04/16	5,642,169	1,616
Merrill Lynch	MLBX72CD (b)	1.96%	02/08/16	867,199	(2,346)
Merrill Lynch	MLBX73C0 (b)	1.75%	02/08/16	26,200,693	(292,194)
Merrill Lynch	MLBX73CD (b)	1.96%	02/08/16	2,612,802	(7,070)
Merrill Lynch	MLBXWCMR (b)	0.00%	01/04/16	3,000,869	(67,845)
Merrill Lynch	MLCIKSAL (b)	0.00%	01/04/16	3,912,136	(53,782)
Merrill Lynch	MLCIKSPL (b)	0.60%	01/04/16	2,026,930	32,447
Merrill Lynch	MLCVNC3H (b)	1.30%	01/04/16	2,538,611	9,608
Merrill Lynch	MLCVNU3H (b)	1.45%	01/04/16	2,442,733	(4,408)
Merrill Lynch	MLCVNY3H (b)	0.95%	01/04/16	2,538,672	8,166
Societe Generale	SGI AH H Discount Shares Index	0.50% + 3 Month LIBOR	04/28/15	948,502	(74,680)
Societe Generale	SGI EFS 130/30 US Index	0.15% + 3 Month LIBOR	06/03/15	4,002,000	(80,098)
Societe Generale	SGI US Gravity Index	0.50%	02/03/16	5,323,794	1,718
Societe Generale	Wildcat MLP Top Index	0.40% + 3 Month LIBOR	07/24/15	4,000,000	(18,428)
Societe Generale	Wildcat Lucidian 2 USD ER Index	0.50%	04/05/16	2,628,037	2,212

TOTAL OF TOTAL RETURN SWAP CONTRACTS				$92,915,224	$114,349

Cash held as collateral at Bank of America Merrill Lynch and Societe Generale was $10,492,440 and $1,420,000, respectively at May 31, 2015.

(a) The following is a description of each reference entity:

SGI US Gravity Index aims to generate positive performance from potential mean-reversion patterns in the levels of the S&P 500 index using futures on the index.

SGI EFS 130/30 US Index aims to generate postive performance from potential momentum patters in individual US equities.

SGI AH H Discount Shares Index is a basket of long and short equity securities with a China focus.

Wildcat MLP Top Index is a basket of long and short equity securities with a MLP focus.

Merrill Lynch Wildcat Commodity Relative Value Indices (MLBX73C0, MLBX72CD, MLBX73CD) employ commodity relative value strategies using commodity futures across a wide range of commodity complexes.

Merrill Lynch Wildcat Commodity Element G Indices (MLBX3MSE, MLCIKSAL, MLCVNC3H, MLBX4SX6, MLCVNY3H, MLCVNU3H, MLCIKSPL) employ commodity relative value strategies using commodity futures across a wide range of commodity complexes.

Merrill Lynch Wildcat Commodity Mean Reversion Index (MLBXWCMR) employs a commodity mean-reversion strategy across a wide range of commodity complexes.

Infinity Q Custom Index Basket #3 is a basket of long and short equity securities with a healthcare focus.

Merrill Lynch Vortex Alpha Index aims to generate positive performance trading skew and convexity between the S&P and VIX Indices.

Merill Lynch Short Synthetic Variance Index - WM trades IWM US variance.

Merill Lynch Short Synthetic Variance Index - SP trades SPY US variance.

Merill Lynch Short Synthetic Variance Index - SO trades USO US variance.

Merill Lynch Short Synthetic Variance Index - GL trades GLD US variance.

Wildcat Lucidian 2 USD ER Index aims to generate positive performance from trading VIX Index futures.

(b) Positions held in Subsidiary. See Notes.

(c)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Element G Index (MLBX3MSE):

	Security Description	Contracts Long/(Short)	Notional Amount
	Soybeans Future July 2015	(23.90)	$(1,116,202.97)

(d)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Element G Index (MLBX4SX6):

	Security Description	Contracts Long/(Short)	Notional Amount
	Aluminum Future July 2015	(27.39)	$(1,179,003.35)
	Aluminum Future September 2015	27.53	1,202,232.65
	Brent Future October 2015	36.11	2,421,121.30
	Brent Future September 2015	(36.47)	(2,429,199.58)
	Coffee Future July 2015	(8.96)	(423,826.82)
	Coffee Future September 2015	8.83	425,899.88
	Copper Future July 2015	(13.09)	(1,966,515.34)
	Copper Future September 2015	13.17	1,980,884.71
	Corn Future December 2015	94.99	1,747,862.14
	Corn Future September 2015	(97.24)	(1,736,863.11)
	Cotton Future December 2015	13.63	440,505.75
	Cotton Future July 2015	(13.31)	(428,329.73)
	Gasoline RBOB Future July 2015	(16.98)	(1,471,070.46)
	Gasoline RBOB Future September 2015	17.26	1,444,281.77
	Heating Oil Future July 2015	(14.21)	(1,163,485.46)
	Heating Oil Future September 2015	14.23	1,176,921.45
	Kansas Wheat Future December 2015	9.53	249,947.28
	Kansas Wheat Future July 2015	(10.04)	(250,328.10)
	Lean Hogs Future August 2015	16.15	532,859.17
	Lean Hogs Future July 2015	(16.25)	(542,511.29)
	Live Cattle Future December 2015	13.40	826,421.13
	Live Cattle Future October 2015	(13.33)	(815,416.87)
	Natural Gas Future December 2015	72.90	2,195,809.59
	Natural Gas Future November 2015	(81.10)	(2,295,116.26)
	Nickel Future July 2015	(6.04)	(456,853.68)
	Nickel Future September 2015	6.07	459,911.53
	Soybean Meal Future December 2015	0.11	3,086.01
	Soybean Oil Future December 2015	37.65	754,253.35
	Soybean Oil Future July 2015	(37.59)	(751,673.44)
	Soybeans Future January 2016	28.75	1,311,858.67
	Soybeans Future November 2015	(28.60)	(1,295,179.11)
	Sugar Future March 2015	58.29	887,235.70
	Sugar Future October 2015	(62.73)	(862,736.08)
	Wheat Future December 2015	28.96	719,706.05
	Wheat Future July 2015	(30.53)	(728,190.53)
	WTI Future July 2015	(42.49)	(2,561,921.62)
	WTI Future September 2015	42.29	2,570,533.72
	Zinc Future July 2015	(12.01)	(655,210.55)
	Zinc Future September 2015	12.09	662,099.57

(e)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Relative Value Index (MLBX72CD):

	Security Description	Contracts Long/(Short)	Notional Amount
	Aluminum Future November 2015	3.07	$135,387.39
	Aluminum Future September 2015	(3.10)	(135,403.95)
	Brent Future January 2016	4.09	278,676.03
	Brent Future November 2015	(4.13)	(278,335.73)
	Coffee Future December 2015	1.01	49,875.80
	Coffee Future September 2015	(1.01)	(48,910.12)
	Copper Comex Future December 2015	3.26	223,551.67
	Copper Comex Future September 2015	(3.29)	(224,955.03)
	Corn Future December 2015	10.91	200,756.68
	Corn Future September 2015	(11.01)	(196,617.49)
	Cotton Future December 2015	(0.01)	(427.40)
	Gasoline RBOB Future November 2015	1.91	143,260.94
	Gasoline RBOB Future September 2015	(1.92)	(160,877.71)
	Gold Future December 2015	(0.03)	(3,094.37)
	Heating Oil Future November 2015	1.59	133,721.14
	Heating Oil Future September 2015	(1.61)	(133,040.43)
	Kansas Wheat Future December 2015	1.13	29,553.43
	Kansas Wheat Future September 2015	(1.14)	(28,849.16)
	Lean Hogs Future December 2015	1.82	50,498.00
	Lean Hogs Future October 2015	(1.84)	(53,447.21)
	Live Cattle Future December 2015	1.50	92,245.23
	Live Cattle Future October 2015	(1.51)	(92,307.32)
	Natural Gas Future November 2015	9.10	257,533.37
	Natural Gas Future September 2015	(9.18)	(245,583.16)
	Nickel Future November 2015	0.68	51,523.64
	Nickel Future September 2015	(0.68)	(51,850.43)
	Silver Future December 2015	1.54	129,426.24
	Silver Future September 2015	(1.56)	(130,221.96)
	Soybean Meal Future December 2015	(0.02)	(599.86)
	Soybean Oil Future December 2015	(0.04)	(748.01)
	Soybeans Future November 2015	(0.03)	(1,286.56)
	Sugar Future March 2016	7.20	109,598.63
	Sugar Future October 2015	(7.26)	(99,910.65)
	Wheat Future December 2015	3.43	85,135.73
	Wheat Future September 2015	(3.46)	(83,340.37)
	WTI Future November 2015	4.77	291,905.16
	WTI Future September 2015	(4.81)	(292,373.08)
	Zinc Future November 2015	1.35	73,975.48
	Zinc Future September 2015	(1.36)	(74,443.44)

(f)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Relative Value Index (MLBX73C0):

	Security Description	Contracts Long/(Short)	Notional Amount
	Aluminum Future July 2015	(140.95)	$(6,067,910.96)
	Aluminum Future September 2015	138.93	6,067,910.96
	Coffee Future July 2015	(44.81)	(2,119,661.49)
	Coffee Future September 2015	43.95	2,119,661.49
	Copper Comex Future July 2015	(147.96)	(10,090,906.28)
	Copper Comex Future September 2015	147.55	10,090,906.28
	Corn Future July 2015	(492.58)	(8,657,116.64)
	Corn Future September 2015	484.65	8,657,116.64
	Cotton Future December 2015	66.53	2,150,233.62
	Cotton Future July 2015	(66.83)	(2,150,233.62)
	Gasoline RBOB Future July 2015	(80.58)	(6,981,307.39)
	Gasoline RBOB Future September 2015	83.42	6,981,307.39
	Heating Oil Future July 2015	(68.65)	(5,621,598.45)
	Heating Oil Future September 2015	67.96	5,621,598.45
	Kansas Wheat Future July 2015	(51.75)	(1,290,595.06)
	Kansas Wheat Future September 2015	50.84	1,290,595.06
	Lean Hogs Future August 2015	83.36	2,750,882.04
	Lean Hogs Future July 2015	(82.41)	(2,750,882.03)
	Natural Gas Future July 2015	(417.99)	(11,043,317.17)
	Natural Gas Future September 2015	412.83	11,043,317.25
	Nickel Future July 2015	(30.80)	(2,327,551.84)
	Nickel Future September 2015	30.72	2,327,551.84
	Silver Future July 2015	(68.84)	(5,748,508.03)
	Silver Future September 2015	68.68	5,748,508.04
	Soybean Meal Future December 2015	106.37	3,115,570.16
	Soybean Meal Future July 2015	(101.92)	(3,115,570.16)
	Soybean Oil Future December 2015	181.10	3,628,172.78
	Soybean Oil Future July 2015	(181.43)	(3,628,172.78)
	Soybeans Future July 2015	(141.04)	(6,586,546.41)
	Soybeans Future November 2015	145.44	6,586,546.41
	Sugar Future July 2015	(322.88)	(4,332,336.99)
	Sugar Future October 2015	315.00	4,332,336.99
	Wheat Future July 2015	(157.37)	(3,753,172.55)
	Wheat Future September 2015	155.65	3,753,172.55
	WTI Future July 2015	(204.27)	(12,317,736.83)
	WTI Future September 2015	202.63	12,317,736.83
	Zinc Future July 2015	(61.46)	(3,353,153.83)
	Zinc Future September 2015	61.23	3,353,153.83

(g)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Relative Value Index (MLBX73CD):

	Security Description	Contracts Long/(Short)	Notional Amount
	Aluminum Future November 2015	9.26	$407,911.64
	Aluminum Future September 2015	(9.34)	(407,961.52)
	Brent Future January 2016	12.33	839,629.09
	Brent Future November 2015	(12.44)	(838,603.82)
	Coffee Future December 2015	3.03	150,271.88
	Coffee Future September 2015	(3.06)	(147,362.36)
	Copper Comex Future December 2015	9.82	673,543.71
	Copper Comex Future September 2015	(9.91)	(677,771.94)
	Corn Future December 2015	32.87	604,864.18
	Corn Future September 2015	(33.16)	(592,393.12)
	Cotton Future December 2015	(0.04)	(1,287.71)
	Gasoline RBOB Future November 2015	5.74	431,634.01
	Gasoline RBOB Future September 2015	(5.79)	(484,711.97)
	Gold Future December 2015	(0.08)	(9,323.09)
	Heating Oil Future November 2015	4.80	402,891.34
	Heating Oil Future September 2015	(4.85)	(400,840.43)
	Kansas Wheat Future December 2015	3.39	89,042.19
	Kansas Wheat Future September 2015	(3.42)	(86,920.26)
	Lean Hogs Future December 2015	5.49	152,146.51
	Lean Hogs Future October 2015	(5.54)	(161,032.27)
	Live Cattle Future December 2015	4.51	277,927.66
	Live Cattle Future October 2015	(4.55)	(278,114.75)
	Natural Gas Future November 2015	27.42	775,927.93
	Natural Gas Future September 2015	(27.66)	(739,922.87)
	Nickel Future November 2015	2.04	155,236.71
	Nickel Future September 2015	(2.06)	(156,221.29)
	Silver Future December 2015	4.65	389,951.14
	Silver Future September 2015	(4.69)	(392,348.59)
	Soybean Meal Future December 2015	(0.06)	(1,807.34)
	Soybean Oil Future December 2015	(0.11)	(2,253.71)
	Soybeans Future November 2015	(0.09)	(3,876.30)
	Sugar Future March 2016	21.69	330,212.12
	Sugar Future October 2015	(21.89)	(301,022.97)
	Wheat Future December 2015	10.32	256,507.30
	Wheat Future September 2015	(10.41)	(251,098.03)
	WTI Future November 2015	14.36	879,487.45
	WTI Future September 2015	(14.49)	(880,897.24)
	Zinc Future November 2015	4.06	222,882.35
	Zinc Future September 2015	(4.10)	(224,292.27)

(h)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Mean Reversion Index (MLBXWCMR):

	Security Description	Contracts Long/(Short)	Notional Amount
	Brent Future August 2015	6.77	$447,555.32
	Feeder Cattle Future August 2015	(8.03)	(895,110.69)
	Gasoline RBOB Future August 2015	(5.25)	(447,555.32)
	Gold Future August 2015	(7.52)	(895,110.69)
	Heating Oil Future August 2015	(5.44)	(447,555.32)
	Lean Hogs Future August 2015	27.12	895,110.69
	Silver Future September 2015	10.69	895,110.69
	WTI Future August 2015	7.39	447,555.32

(i)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Element G Index (MLCIKSAL):

	Security Description	Contracts Long/(Short)	Notional Amount
	Cocoa Future July 2015	(25.37)	$(782,716.53)
	Cocoa-LIFFE Future July 2015	8.12	261,484.66
	Cocoa-LIFFE Future September 2015	16.23	521,231.87
	Kansas Wheat Future July 2015	(62.77)	(1,565,433.06)
	Soybean Meal Future July 2015	25.60	782,716.53
	Soybean Oil Future July 2015	(39.14)	(782,716.53)
	Sugar Future July 2015	(58.34)	(782,716.53)
	Wheat Future July 2015	65.64	1,565,433.06
	White Sugar Future August 2015	44.84	782,716.53

(j)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Element G Index (MLCIKSPL):

	Security Description	Contracts Long/(Short)	Notional Amount
	Brent Future August 2015	(15.58)	$(1,030,204.68)
	Gasoil Future July 2015	17.36	1,030,204.68
	Gasoline RBOB Future July 2015	11.89	1,030,204.68
	WTI Future July 2015	(17.08)	(1,030,204.68)

(k)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Element G Index (MLCVNC3H):

	Security Description	Contracts Long/(Short)	Notional Amount
	Corn Future September 2015	(130.53)	$(14,684.94)
	Corn Future September 2015	(130.53)	(37,528.18)
	Corn Future September 2015	(23.43)	(418,485.72)

(l)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Element G Index (MLCVNU3H):

	Security Description	Contracts Long/(Short)	Notional Amount
	Sugar Future July 2015	(149.81)	$(1,677.92)
	Sugar Future July 2015	(149.81)	(139,267.49)
	Sugar Future July 2015	(128.31)	(1,721,557.94)

(m)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Element G Index (MLCVNY3H):

	Security Description	Contracts Long/(Short)	Notional Amount
	Soybeans Future September 2015	(52.75)	$(6,263.89)
	Soybeans Future September 2015	(52.75)	(15,824.56)
	Soybeans Future September 2015	(4.67)	(212,132.72)

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2015 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of the Infinity Q Diversified Alpha Fund (the “Fund”) includes the holdings of the Infinity Q Commodity Fund Ltd. (the “Subsidiary”).  The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 15, 2014, and is wholly-owned and controlled by the Fund.  The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary.  The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity.  All inter-fund balances and transactions have been eliminated in consolidation.  The net assets of the Subsidiary at May 31, 2015, were $9,342,122, which represented 18.1% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models.  The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates.  Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of May 31, 2015:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$559,200	$-	$-	$559,200
Purchased Options	-	617,913	-	617,913
Short-Term Investments	25,534,662	-	-	25,534,662
Total	$26,093,862	$617,913	$-	$26,711,775

Liabilities
Exchange Traded Funds	$(7,859,000)	$-	$-	$(7,859,000)
Written Options	-	(386,520)	-	(386,520)
Total	$(7,859,000)	$(386,520)	$-	$(8,245,520)

Other Financial Instruments*
Total Return Swaps	$-	$114,349	$-	$114,349
Total Other Financial Instruments	$-	$114,349	$-	$114,349

* Other financial instruments, including total return swap contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

Please refer to the Consolidated Schedule of Investments for further classification.

The Fund recognizes transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end.  There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date July 30, 2015